Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:(4)
Fiscal Year Ended December 31,(1)	Summary Compensation Table (SCT) Total for PEO ($)(2)	CAP to PEO ($)(3)	Average SCT Total for Non-PEO NEOs ($)(2)	Average CAP to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income (in thousands) ($)(6)	Adjusted Pre-Tax Income (in thousands) ($)(7)
2023	11,367,502	26,361,566	6,419,061	12,617,078	170	151	307,942	404,425
2022	8,287,488	3,789,895	4,626,049	3,687,962	42	106	274,297	345,172
2021	14,391,664	12,683,973	2,210,117	2,077,460	93	136	134,594	168,998
2020	4,546,813	4,546,813	1,131,157	1,131,157	*	*	*	*
*As the Company was privately held during this period, such data has not been included.

Company Selected Measure Name	adjusted pre-tax income
Named Executive Officers, Footnote	Mr. Zalupski has served as the PEO for the entirety of 2023, 2022, 2021 and 2020 and our non-PEO NEOs for the applicable years were as follows:
2023: J. Douglas Moran, L. Anabel Fernandez
2022: J. Douglas Moran, L. Anabel Fernandez
2021: J. Douglas Moran, Rick A. Moyer (Former Senior Vice President and Chief Financial Officer through September 30, 2021), L. Anabel Fernandez (effective October 6, 2021)
2020: J. Douglas Moran, Rick A. Moyer
	Amounts reported in these columns represent the total compensation reported in the Summary Compensation Table (“SCT”) for the corresponding year in the case of the PEO, and the average total compensation reported in the SCT for the non-PEO NEOs for the corresponding year.
Peer Group Issuers, Footnote	Assumes $100 invested on January 21, 2021, the date of our initial public offering, in our Class A common stock. Historic performance of the stock price of our Class A common stock is not necessarily indicative of future performance.The Total Shareholder Return (“TSR”) Peer Group consists of the Standard and Poor’s Homebuilders Select Industry Index, an independently prepared index that includes companies in the homebuilding industry.
PEO Total Compensation Amount	$ 11,367,502	$ 8,287,488	$ 14,391,664	$ 4,546,813
PEO Actually Paid Compensation Amount	$ 26,361,566	3,789,895	12,683,973	4,546,813
Adjustment To PEO Compensation, Footnote	To calculate CAP, adjustments were made to the amounts reported in the SCT for the corresponding year. A reconciliation of the adjustments for the PEO and for the non-PEO NEOs is set forth below.
Reconciliation of CAP Adjustments

Year	Summary Compensation Table Total ($)(1)	Less, Grant Date Fair Value of Stock Awards Granted During Year ($)(2)	Plus, Year-End Fair Value of Outstanding and Unvested Stock Awards Granted During Year ($)(3)	Plus/(Minus), Change in Fair Value of Prior Year Stock Awards Outstanding And Unvested ($)(4)	Plus, Vest Date Fair Value of Stock Awards Granted and Vested in Year ($)(5)	Plus/(Minus), Change in Fair Value of Prior Year Stock Awards that Vested During Year ($)(6)	Less, Prior Year Fair Value of Prior Year Stock Awards that Failed to Vest During Year ($)(7)	Equals CAP ($)
PEO
2023	11,367,502	(4,622,282)	13,096,465	6,035,889	—	483,992	—	26,361,566
2022	8,287,488	(1,812,500)	919,519	(3,319,997)	—	(284,615)	—	3,789,895
2021	14,391,664	(10,684,605)	8,976,914	—	—	—	—	12,683,973
2020	4,546,813	—	—	—	—	—	—	4,546,813
Average of Non-PEO NEOs
2023	6,419,061	(2,835,006)	8,032,516	868,405	—	132,102	—	12,617,078
2022	4,626,049	(1,256,250)	637,320	(293,957)	—	(25,200)	—	3,687,962
2021	2,210,117	(927,481)	794,824	—	—	—	—	2,077,460
2020	1,131,157	—	—	—	—	—	—	1,131,157
(1) Total compensation included in the Summary Compensation Table for the corresponding year. With respect to the other NEOs, amounts shown represent averages.
(2) Grant date fair value of the stock awards granted during the corresponding year.
(3) Fair value as of the corresponding year-end of the outstanding and unvested stock awards granted during such year.
(4) Change in fair value during the corresponding year of each stock award that was granted in a prior year and that remained outstanding and unvested as of the last day of the corresponding year, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(5) Fair value at vesting of the stock awards that were granted and vested during the corresponding year.
(6) Change in fair value, measured from the prior year-end to the vesting date, of each stock award that was granted in a prior year and which vested during the corresponding year.
(7) Fair value as of the last day of the prior year of the stock awards that were granted in a prior year and which failed to meet the applicable vesting conditions in the corresponding year.
(8) Mr. Zalupski has served as the PEO for the entirety of 2023, 2022, 2021 and 2020 and our non-PEO NEOs for the applicable years were as follows:
2023: J. Douglas Moran, L. Anabel Fernandez
2022: J. Douglas Moran, L. Anabel Fernandez
2021: J. Douglas Moran, Rick A. Moyer (Former Senior Vice President and Chief Financial Officer through September 30, 2021), L. Anabel Fernandez (effective October 6, 2021)
2020: J. Douglas Moran, Rick A. Moyer

Non-PEO NEO Average Total Compensation Amount	$ 6,419,061	4,626,049	2,210,117	1,131,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,617,078	3,687,962	2,077,460	1,131,157
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 170	42	93
Peer Group Total Shareholder Return Amount	151	106	136
Net Income (Loss)	$ 307,942,000	$ 274,297,000	$ 134,594,000
Company Selected Measure Amount	404,425,000	345,172,000	168,998,000
PEO Name	Mr. Zalupski
Additional 402(v) Disclosure	The Company’s net income calculated in accordance with U.S. generally accepted accounting principles for each year indicated.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted pre-tax income
Non-GAAP Measure Description	When determining actual adjusted pre-tax income, the Committee may decide to exclude one-time items including merger/acquisition costs, litigation expense, restructuring costs, changes in accounting, extraordinary income, etc. The Compensation Committee determined that adjusted pre-tax income continues to be a prominent metric of the Company’s performance and, as discussed in the Compensation Discussion and Analysis (“CD&A”), for 2023, was a component of the Company’s annual incentive guidance. Although we utilize numerous financial and other performance measures to link Company performance with compensation actually paid to our NEOs, at present, we believe that adjusted pre-tax income represents the most important performance measure used to link Company performance to compensation actually paid to our NEOs.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on participating equity
Measure:: 3
Pay vs Performance Disclosure
Name	Home closings
Measure:: 4
Pay vs Performance Disclosure
Name	Net debt to capitalization ratio(1) (1) Net debt to capitalization ratio as defined in the credit agreement for our senior unsecured revolving credit facility.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,622,282)	$ (1,812,500)	$ (10,684,605)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,096,465	919,519	8,976,914	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,035,889	(3,319,997)	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,992	(284,615)	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,835,006)	(1,256,250)	(927,481)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,032,516	637,320	794,824	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	868,405	(293,957)	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,102	(25,200)	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0